Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Equity attributable to shareholders of TORM plc	Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Other reserves	Retained profit	Non-controlling interest
Equity at beginning of period at Dec. 31, 2024	$ 2,074.8	$ 2,074.0	$ 1.0	$ 271.0	$ (4.2)	$ 15.5	$ (0.8)	$ 320.0	$ 1,471.5	$ 0.8
Comprehensive income/loss for the period:
Net profit/(loss) for the period	121.6	120.9							120.9	0.7
Other comprehensive income for the period	(4.5)	(4.7)				(5.4)	0.7			0.2
Tax on other comprehensive income	2.7	2.7				2.7
Total comprehensive income/(loss) for the period	119.8	118.9	0.0	0.0	0.0	(2.7)	0.7	0.0	120.9	0.9
Capital increase	0.2	0.2		0.2
Transaction costs of capital increase	(0.1)	(0.1)		(0.1)
Capital reduction	0.0	0.0		(180.0)				180.0
Treasury share cancellation	0.0	0.0			4.2			(4.2)
Share-based compensation	14.0	14.0							14.0
Dividend paid	(97.7)	(97.7)						(97.7)
Total changes in equity for the period	36.2	35.3	0.0	(179.9)	4.2	(2.7)	0.7	78.1	134.9	0.9
Transactions with non-controlling interests	(3.7)	(2.0)							(2.0)	(1.7)
Equity at end of period at Jun. 30, 2025	2,107.3	2,107.3	1.0	91.1	0.0	12.8	(0.1)	398.1	1,604.4	0.0
Equity at beginning of period at Dec. 31, 2024	2,074.8	2,074.0	1.0	271.0	(4.2)	15.5	(0.8)	320.0	1,471.5	0.8
Comprehensive income/loss for the period:
Net profit/(loss) for the period	286.0
Total comprehensive income/(loss) for the period	278.0
Capital increase	19.3
Equity at end of period at Dec. 31, 2025	2,202.6	2,202.6	1.0	110.2	0.0	6.6	(0.2)	296.1	1,788.9	0.0
Comprehensive income/loss for the period:
Net profit/(loss) for the period	460.7	460.7							460.7
Other comprehensive income for the period	1.2	1.2				1.4	(0.2)
Tax on other comprehensive income	(0.9)	(0.9)				(0.9)
Total comprehensive income/(loss) for the period	461.0	461.0	0.0	0.0	0.0	0.5	(0.2)	0.0	460.7	0.0
Capital increase	21.4	21.4		21.4
Share-based compensation	8.3	8.3							8.3
Dividend paid	(143.0)	(143.0)						(143.0)
Total changes in equity for the period	347.7	347.7	0.0	21.4	0.0	0.5	(0.2)	(143.0)	469.0	0.0
Equity at end of period at Jun. 30, 2026	$ 2,550.3	$ 2,550.3	$ 1.0	$ 131.6	$ 0.0	$ 7.1	$ (0.4)	$ 153.1	$ 2,257.9	$ 0.0